Loans - Asset Quality Indicators (Details)	Dec. 31, 2018 USD ($)
PD Grade 1
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lowest expected default probability	1
Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades	13
Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades	14
Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades	15
Loss
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades	16
Minimum | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades	1
Minimum | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades	13
Minimum | Loan Reassessed
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loans	$ 1,000,000
Minimum | PD Grade 13
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loans	$ 500,000
Minimum | LGD Grade 1
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades	1
Maximum | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades	12
Maximum | Loss
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades	16
Maximum | LGD Grade 12
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades	12